UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Consumer Discretionary - 12.8%
358	Amazon.com, Inc. (a)	$608,529
46,159	Carrols Restaurant Group, Inc. (a)	685,461
21,483	Carvana Company (a) +	893,693
27,470	Fiat Chrysler Automobiles NV (a)	518,908
5,298	Strayer Education, Inc. +	598,727
		3,305,318
	Energy - 4.5%
184,859	Gran Tierra Energy, Inc. (a)	637,764
41,795	Ring Energy, Inc. (a)	527,453
		1,165,217
	Financials - 13.6%
22,128	Ally Financial, Inc.	581,302
1,647	Credit Acceptance Corporation (a) +	582,050
29,143	eHealth, Inc. (a)	644,060
10,712	First American Financial Corporation	554,025
18,935	Health Insurance Innovations, Inc. - Class A (a) +	612,547
11,225	Lazard, Ltd. - Class A	549,015
		3,522,999
	Health Care - 17.2%
5,791	AbbVie, Inc.	536,536
7,785	Ascendis Pharma A/S - ADR (a)	517,858
23,967	AtriCure, Inc. (a)	648,307
7,077	Blueprint Medicines Corporation (a)	449,248
3,436	Loxo Oncology, Inc. (a)	596,077
3,791	Sage Therapeutics, Inc. (a)	593,405
12,914	Wave Life Sciences, Ltd. (a) +	493,961
13,633	Zogenix, Inc. (a)	602,579
		4,437,971
	Industrials - 8.9%
8,408	Atlas Air Worldwide Holdings, Inc. (a) +	602,853
7,403	Genesee & Wyoming, Inc. (a)	602,012
27,787	Heritage-Crystal Clean, Inc. (a)	558,519
5,373	XPO Logistics, Inc. (a)	538,267
		2,301,651
	Information Technology - 34.5%
539	Alphabet, Inc. - Class A (a)	608,633
3,070	Apple, Inc.	568,288
2,382	Baidu, Inc. - ADR (a)	578,826
4,396	Electronic Arts, Inc. (a)	619,924
16,479	Entegris, Inc.	558,638
3,117	Facebook, Inc. - Class A (a)	605,695
10,866	Keysight Technologies, Inc. (a)	641,420
9,158	Micron Technology, Inc. (a)	480,246
5,897	Microsoft Corporation	581,503
2,499	NetEase, Inc. - ADR	631,422
4,011	Shopify, Inc. - Class A (a)	585,165
27,417	Symantec Corporation	566,161
16,964	Twitter, Inc. (a)	740,818
47,601	Unisys Corporation (a)	614,053
3,735	Zebra Technologies Corporation (a)	535,039
		8,915,831
	Materials - 8.4%
5,029	Celanese Corporation - Series A	558,521
89,491	Hudbay Minerals, Inc.	501,150
7,910	Trinseo SA	561,214
42,632	Vale SA - ADR	546,542
		2,167,427
	TOTAL COMMON STOCKS (Cost $24,632,245)	25,816,414

	SHORT-TERM INVESTMENTS - 0.1%
22,415	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.81% *	22,415
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,415)	22,415

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.7%
3,271,606	First American Government Obligations Fund, Class Z, 1.77%*	3,271,606
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,271,606)	3,271,606
	Total Investments (Cost $27,926,266) - 112.7%	29,110,435
	Liabilities in Excess of Other Assets - (12.7)%	(3,282,161)
	TOTAL NET ASSETS - 100.0%	$25,828,274

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
+	All or portion of this security is on loan as of June 30, 2018. Total value of the securities on loan is $3,221,905.
*	Rate shown is the annualized seven-day yield as of June 30, 2018.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2018 is as follows+:
Cost of investments		$27,926,266
Gross unrealized appreciation		2,247,265
Gross unrealized depreciation		(1,063,096)
Net unrealized appreciation		$1,184,169

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,816,414	$-	$-	$25,816,414
Short-Term Investments	22,415	-	-	22,415
Investments Purchased with Proceeds from Securities Lending	3,271,606	-	-	3,271,606
Total Investments in Securities	$29,110,435	$-	$-	$29,110,435
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive Officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)         /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date        8/21/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date        8/21/18

By (Signature and Title)*        /s/ /s/ Elizabeth A. Winske
  Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date        8/21/18

* Print the name and title of each signing officer under his or her signature.